General and Administrative expenses	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Administrative expenses	General and Administrative expenses

	2025	2024	2023

Depreciation of property and equipment	(2,343)	(1,843)	(1,728)
Depreciation of right-of-use assets	(4,297)	(3,254)	(3,019)
Insurance	(758)	(764)	(669)
IT and telecom services	(5,337)	(7,157)	(6,325)
Marketing and events	(4,315)	(4,469)	(2,877)
Materials and supplies	(778)	(490)	(346)
Occupancy expenses	(1,598)	(1,697)	(1,079)
Professional services	(17,742)	(16,839)	(10,823)
Professional services - SPAC	(4,198)	(1,064)	(1,089)
Rebate fees (a)	—	—	(6,473)
Taxes and contributions	(972)	(1,099)	(775)
Travel expenses	(6,464)	(5,950)	(2,671)
Other administrative expenses	(2,128)	(2,055)	(1,285)
General and Administrative expenses	(50,930)	(46,681)	(39,159)

(a)Rebate fees are presented as part of net revenue from services for 2024 and thereafter.